STATEMENT OF OPERATIONS (December 31, 2010) (USD $)	12 Months Ended
Dec. 31, 2010
Revenue	$ 0
Operating expenses:
General and administrative	174,470
Officer salaries	95,289
Professional fees	255,077
Bad debt expense	798,593
Depreciation	2,105
Total operating expenses	1,325,534
Net operating loss	(1,325,534)
Other income (expense):
Other income	144,238
Interest expense	(13,566)
Interest income	4,958
Total other income (expense)	135,630
Loss before provision for income taxes	(1,189,904)
Benefit for income taxes	451,400
Net (loss)	$ (738,504)
Weighted average number of common shares outstanding - basic and fully diluted (in Shares)	25,834,131
Net (loss) per share - basic and fully diluted (in Dollars per share)	$ (0.03)